Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Fiscal year 2025	$ 46,690
Fiscal year 2026	46,690
Fiscal year 2027	46,690
Fiscal year 2028	46,690
Fiscal year 2029	46,690
Thereafter	1,913,430
Land-use rights, net	$ 2,146,880	$ 2,130,164